Document and Entity Information	3 Months Ended
Mar. 31, 2015
Document And Entity Information
Entity Registrant Name	VAPOR CORP.
Entity Central Index Key	0000844856
Document Type	S-1
Document Period End Date	Mar. 31, 2015
Amendment Flag	true
Amendment Description	Amendment No. 3
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Trading Symbol	VPCO